Income Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Line Items]
Tax at statutory federal rate		21.00%
State income taxes, less federal income tax benefits	85.00%	1.60%
Investment in Sunergy Renewables, LLC		(0.50%)
Noncontrolling interest in Sunergy Renewables, LLC		(12.10%)
Income attributable to Sunergy Renewables prior to ESGEN Business Combination		(1.00%)
Other		0.10%
Provision for income taxes		9.10%